INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Gross	$ 398	$ 398
Accumulated depreciation	(365)	(166)
Amortized cost	33	232
Amortization of intangible assets	199	99
Technology
Finite-Lived Intangible Assets [Line Items]
Gross	200	200
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross	$ 198	$ 198